CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other Comprehensive (Loss)/Income [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Beginning Balance at Jun. 30, 2018	$ 1,984	$ 211,934,432	$ (14,109,434)	$ 4,687,085	$ 71,369,880	$ 273,883,947
Beginning Balance, shares at Jun. 30, 2018	19,837,642
Net losses	$ 0	0	0	0	(49,809,728)	(49,809,728)
Foreign currency translation adjustment	0	0	(9,623,857)	0	0	(9,623,857)
Ending Balance at Jun. 30, 2019	$ 1,984	211,934,432	(23,733,291)	4,687,085	21,560,152	214,450,362
Ending Balance, Shares at Jun. 30, 2019	19,837,642
Net losses	$ 0	0	0	0	(12,002,940)	(12,002,940)
Foreign currency translation adjustment	0	0	(6,102,745)	0	0	(6,102,745)
Ending Balance at Jun. 30, 2020	$ 1,984	$ 211,934,432	$ (29,836,036)	$ 4,687,085	$ 9,557,212	$ 196,344,677
Ending Balance, Shares at Jun. 30, 2020	19,837,642